Related-party transactions - Schedule of key management compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Salaries and other short-term employee benefits	€ 5,359	€ 4,624	€ 3,439
Other long-term benefits	90	83	52
Share-based payments (expense of the year)	3,765	3,128	2,145
KEY MANAGEMENT COMPENSATION	€ 9,213	€ 7,835	€ 5,636